Borrowings - Old Sponsor Credit Facility (Details) - USD ($) $ in Thousands	Mar. 23, 2018	Jun. 30, 2018	Jan. 05, 2018	Dec. 31, 2017
Borrowings
Borrowings outstanding balance		$ 1,184,443		$ 1,300,565
GAS-nineteen Ltd., GAS-twenty Ltd. and GAS-twenty-one Ltd.
Borrowings
Prepayment of debt			$ 29,750
Term loan sponsor credit facility
Borrowings
Prepayment of debt	$ 45,000
Unamortized loan fees written off to profit or loss	$ 900
Loan from related parties sponsor revolving credit facility
Borrowings
Borrowings outstanding balance		$ 0		$ 0